Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ (99)	$ 22	$ 141
Amortization of net actuarial gain (loss)	(109)	(109)	(343)
Total recognized in other comprehensive income	(208)	(87)	(202)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	29	25	19
Interest cost	387	403	348
Expected return on plan assets	(472)	(503)	(511)
Amortization of net actuarial loss (gain)	138	139	136
Amortization of prior service cost (credit)	0	0	1
Settlement loss	0	0	226
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	(3)	0	0
Net periodic benefit cost	79	64	219
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(74)	41	253
Amortization of net actuarial gain (loss)	(138)	(139)	(136)
Prior service cost	0	0	0
Amortization of prior service credit (cost)	0	0	(1)
Settlement (loss)	0	0	(226)
Total recognized in other comprehensive income	(212)	(98)	(110)
Total recognized in net periodic benefit cost and other comprehensive income	(133)	(34)	109
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	17	18	12
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	5	5	11
Amortization of prior service cost (credit)	0	0	0
Settlement loss	0	0	1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	0	0	0
Net periodic benefit cost	22	23	24
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(27)	8	(76)
Amortization of net actuarial gain (loss)	(5)	(5)	(11)
Prior service cost	0	0	0
Amortization of prior service credit (cost)	0	0	0
Settlement (loss)	0	0	(1)
Total recognized in other comprehensive income	(32)	3	(88)
Total recognized in net periodic benefit cost and other comprehensive income	(10)	26	(64)
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	13	15	9
Expected return on plan assets	(25)	(25)	(22)
Amortization of net actuarial loss (gain)	(24)	(25)	(22)
Amortization of prior service cost (credit)	(10)	(10)	(10)
Settlement loss	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	0	0	0
Net periodic benefit cost	(46)	(45)	(45)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(2)	(27)	(36)
Amortization of net actuarial gain (loss)	24	25	22
Prior service cost	4	0	0
Amortization of prior service credit (cost)	10	10	10
Settlement (loss)	0	0	0
Total recognized in other comprehensive income	36	8	(4)
Total recognized in net periodic benefit cost and other comprehensive income	$ (10)	$ (37)	$ (49)